Exploration and Evaluation Assets - Texas Smackover Expansion Project (Details) - Texas smackover Expansion Project	12 Months Ended
Jun. 30, 2023
Financial Instruments and Financial Risk Management
Lease Term Of Contract	5 years
Lease extension period	10 years
Period for each renewal of lease	2 years